Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000006467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000006470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000006469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
Without Sales Load [Member] | C000006467
Average Annual Return [Line Items]
Average Annual Return, Percent	13.51%	(0.95%)	1.19%
Without Sales Load [Member] | C000155939
Average Annual Return [Line Items]
Average Annual Return, Percent	12.54%	(1.75%)	0.56%
Without Sales Load [Member] | C000006470
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%	(0.61%)	1.54%
Without Sales Load [Member] | C000006469
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%	(1.26%)	0.90%
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.44%
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.44%
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.44%
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.44%
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	5.59%	(2.81%)	0.29%
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	5.59%	(7.23%)	0.02%
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	5.59%	(2.81%)	0.29%
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	5.59%	(7.23%)	0.02%
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	5.59%	(2.81%)	0.29%
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	5.59%	(7.23%)	0.02%
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	5.59%	(2.81%)	0.29%
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	5.59%	(7.23%)	0.02%